INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of associates [abstract]
Disclosure of detailed information about carrying value of investments in associates [Table Text Block]
	ALPHA-CANNABIS	EVIANA HEALTH	HYASYNTH
	PHARMA GMBH	CORPORATION	BIOLOGICALS INC.
	(A)	(B)	(C)	TOTAL
Participating share (1)	25.0%	19.9%	43.4%
Balance, September 1, 2018	$-	$-	$-	$-
Additions	3,408	5,000	5,000	13,408
Transaction costs	160	73	89	322
Distributions	-	(374)	-	(374)
Share of net income (loss)	(50)	(734)	(477)	(1,261)
Impairment loss	-	(950)	-	(950)
Foreign currency translation gain (loss)	(22)	(15)	-	(37)
Balance, August 31, 2019 (2)	$3,496	$3,000	$4,612	$11,108

Note 1: % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants

Note 2: OHI utilizes the most recently issued quarterly financial statements of its associates in its results with a two months lag since the Company does not have the same reporting date as its associates (for example, for the period ended August 31, OHI utilizes its associates’ June 30 results)

Disclosure of detailed information current and non-current assets, current and non-current liabilities as well as revenues and net loss of the Company's material investments in equity method investees [Table Text Block]
	EVIANA HEALTH	HYASYNTH
	CORPORATION	BIOLOGICALS INC.
Statement of financial position
Current assets	$10,024	$3,223
Non-current assets	3,173	484

Current liabilities	1,329	62
Non-current liabilities (Note 1)	8,290	5,175

Statement of comprehensive loss (Note 2)
Revenue	-	-
Net income (loss) to shareholders	(1,626)	(1,098)
Other comprehensive income (loss) to shareholders	(319)	-
Comprehensive income (loss) to shareholders	$(1,945)	$(1,098)

Note 1: Non-current liabilities include OHI’s convertible debenture investment at its carrying value of $5,000 and $5,000 (excluding capitalized transaction costs and equity discount), for Eviana Health Corporation and Hyasynth Biologicals Inc., respectively.

Note 2: Net loss is from the date of acquisition to June 30, 2019 as per the associates’ most recently issued quarterly financial statements.